UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-03883

DWS Communications Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Communications Fund

	Shares	Value ($)

Common Stocks 98.0%
Communications Equipment 3.3%
ADTRAN, Inc.	460,000	11,201,000
Financials 3.6%
First Marblehead Corp.	75,000	3,366,750
Leucadia National Corp. (a)	309,300	9,099,606

		12,466,356
International Network Operations 0.5%
Chunghwa Telecom Co., Ltd. (ADR)	87,515	1,743,299

Media 4.4%
Cox Radio, Inc. "A"* (a)	175,931	2,401,458
Gray Television, Inc. (a)	703,700	7,332,554
Liberty Global, Inc. "A"*	16,949	558,131
Liberty Global, Inc. "C"* (a)	17,444	534,484
Liberty Media Corp. - Capital "A"*	15,947	1,763,579
Liberty Media Corp. - Interactive "A"*	84,739	2,018,483
Triple Crown Media, Inc.*	70,370	590,404

		15,199,093
National Carriers 2.8%
Atlantic Tele-Network, Inc.	361,825	9,454,487
Software & Applications 4.8%
IHS, Inc. "A"*	100,000	4,111,000
Liquidity Services, Inc.* (a)	481,000	8,148,140
NeuStar, Inc. "A"*	150,000	4,266,000

		16,525,140
Specialty Services 25.7%
Cbeyond, Inc.* (a)	610,000	17,891,300
Idearc, Inc. (a)	308,200	10,817,820
PagesJaunes SA	128,572	2,806,442
R.H. Donnelley Corp.* (a)	556,012	39,415,691
Yell Group PLC	1,436,000	16,898,473

		87,829,726
Wireless Services 52.9%
America Movil SA de CV "L" (ADR)	669,000	31,971,510
American Tower Corp. "A"*	814,500	31,724,775
Clearwire Corp. "A"* (a)	402,500	8,239,175
Crown Castle International Corp.*	468,300	15,046,479
Leap Wireless International, Inc.*	100,000	6,598,000
Millicom International Cellular SA* (a)	165,000	12,929,400
NII Holdings, Inc.*	400,000	29,672,000
SBA Communications Corp. "A"*	548,145	16,197,685
Sprint Nextel Corp.	823,876	15,620,689
Tim Participacoes SA (ADR) (Preferred)	398,100	12,930,288

		180,930,001

Total Common Stocks (Cost $205,653,934)		335,349,102
Warrants 1.1%
Bharti Airtel Ltd., Expiration 10/31/2011*	99,100	1,738,511
Reliance Communications Ltd., Expiration 10/31/2011*	212,000	2,049,192

Total Warrants (Cost $2,846,064)		3,787,703
Securities Lending Collateral 23.7%
Daily Assets Fund Institutional, 5.35% (b) (c) (Cost $81,265,089)	81,265,089	81,265,089
Cash Equivalents 1.2%
Cash Management QP Trust, 5.33% (d) (Cost $3,994,505)	3,994,505	3,994,505

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 293,759,592)	124.0	424,396,399
Other Assets and Liabilities, Net	(24.0)	(82,045,172)

Net Assets	100.0	342,351,227

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2007 amounted to $79,421,990 which is 23.2% of net assets.
(b)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Communications Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Communications Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   May 23, 2007